September 23, 2020

Via EDGAR

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pacific Select Fund
(File Nos. 033-13954 and 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (“XBRL”) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on September 18, 2020 (accession number 0001104659-20-106167), to the Pacific Select Fund Class D, Class I & Class P Shares dated May 1, 2020, as supplemented.  Such supplement is incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3224 or by e-mail at Mark.Karpe@PacificLife.com.

Sincerely,

/s/ Mark Karpe

Mark Karpe
Assistant Vice President and Counsel

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Audrey L. Cheng, Esq., Pacific Life Insurance Company
Anthony H. Zacharski, Esq., Dechert LLP

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase